Income Taxes (Income Tax Benefit) (Details) - AmpliPhi Biosciences Corporation [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Deferred
Foreign	$ (328,000)	$ (1,302,000)
Deferred income tax expense (benefit)	(328,000)	(1,302,000)
Total income tax expense (benefit)	$ (328,000)	$ (1,302,000)